MATERIAL PARTLY-OWNED SUBSIDIARIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interests	$ 52	$ 45	$ 36
Profit (loss) for the year	646	971	(7)
Total comprehensive income for the year, net of tax	541	1,095	7
Attributable to non-controlling interests	24	18	5
Non-current assets	5,824	5,338	4,881
Current assets (1)	2,143	2,334	1,982
Non-current liabilities	(3,108)	(2,973)	(2,478)
Current liabilities	(798)	(959)	(1,709)
Total equity	4,061	3,740	2,676	$ 2,694
Cash inflow (outflow) from operating activities	1,268	1,654	1,047
Cash inflow (outflow) from investing activities	(940)	(476)	(743)
Net (decrease) increase in cash and cash equivalents	(128)	849	127
Cash and cash equivalents	1,154	1,330	$ 456	$ 329
Dividend payables	$ 131	$ 50
Cerro Vanguardia S.A. (CVSA)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	7.50%	7.50%	7.50%
Profit (loss) allocated to material non-controlling interests	$ 5	$ 8	$ 5
Accumulated balances of material non-controlling interests	11	14	13
Revenue	371	440	390
Profit (loss) for the year	75	84	68
Total comprehensive income for the year, net of tax	75	84	68
Attributable to non-controlling interests	5	8	5
Dividends paid to non-controlling interests	(8)	(6)	(7)
Non-current assets	240	202	177
Current assets (1)	252	254	202
Non-current liabilities	(132)	(123)	(120)
Current liabilities	(218)	(150)	(82)
Total equity	142	183	177
Cash inflow (outflow) from operating activities	165	169	107
Cash inflow (outflow) from investing activities	(23)	(16)	(30)
Cash inflow (outflow) from financing activities	(112)	(59)	(47)
Net (decrease) increase in cash and cash equivalents	30	94	$ 30
Cash and cash equivalents	139	137
Cash eligible to be declared as dividends	19	0
Amount applied to be paid offshore	$ 114	$ 11
Société AngloGold Ashanti de Guinée S.A. (Siguiri)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	15.00%	15.00%	15.00%
Profit (loss) allocated to material non-controlling interests	$ 19	$ 10	$ 0
Accumulated balances of material non-controlling interests	41	31	23
Revenue	546	453	349
Profit (loss) for the year	124	68	1
Total comprehensive income for the year, net of tax	124	68	1
Attributable to non-controlling interests	19	10	0
Dividends paid to non-controlling interests	(8)	(3)	(9)
Non-current assets	229	233	245
Current assets (1)	234	224	170
Non-current liabilities	(68)	(138)	(141)
Current liabilities	(122)	(117)	(121)
Total equity	273	202	153
Cash inflow (outflow) from operating activities	197	63	46
Cash inflow (outflow) from investing activities	(38)	(30)	(22)
Cash inflow (outflow) from financing activities	(143)	(11)	(30)
Net (decrease) increase in cash and cash equivalents	$ 16	$ 22	$ (6)